Operating Expenses, Commissions, and Premium Taxes - Schedule of Operating Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Employee expenses	$ 5,102	$ 4,445
Premises and equipment	182	158
Capital asset depreciation	245	250
Service fees	1,101	946
Amortization of intangible assets	193	156
Impairment of intangible assets	9	11
Other expenses	1,747	1,435
Operating expenses	8,579	7,401
Commissions	2,809	2,612
Premium taxes	429	428
Total operating expenses, commissions and premium taxes	11,817	10,441
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	4,320	3,879
Share-based payments	757	540
Other personnel costs	25	26
Total employee expenses	$ 5,102	$ 4,445